Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of operating segments
Information about our reportable segments for the years ended December 31, 2017, 2016 and 2015 is as follows:

For the year ended December 31, 2017

In thousands of U.S. dollars	LR1/Panamax	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$22,573	$95,098	$157,123	$237,938	$512,732	$—	$512,732
Vessel operating costs	(12,561)	(50,145)	(67,254)	(101,267)	(231,227)	—	(231,227)
Voyage expenses	(1,018)	(3,087)	(2,642)	(986)	(7,733)	—	(7,733)
Charterhire	(2,230)	(24,560)	(6,258)	(42,702)	(75,750)	—	(75,750)
Depreciation	(7,828)	(18,159)	(54,922)	(60,509)	(141,418)	—	(141,418)
General and administrative expenses	(479)	(2,170)	(2,805)	(4,569)	(10,023)	(37,488)	(47,511)
Loss on sales of vessels	—	—	—	(23,345)	(23,345)	—	(23,345)
Merger transaction related costs	—	—	—	—	—	(36,114)	(36,114)
Bargain purchase gain	—	—	—	—	—	5,417	5,417
Financial expenses	—	—	—	—	—	(116,240)	(116,240)
Realized loss on derivative financial instruments	—	—	(116)	—	(116)	—	(116)
Financial income	26	214	15	338	593	945	1,538
Other expenses, net	—	1,876	—	—	1,876	(349)	1,527
Segment income or loss	$(1,517)	$(933)	$23,141	$4,898	$25,589	$(183,829)	$(158,240)

For the year ended December 31, 2016

In thousands of U.S. dollars	LR1/Panamax	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total

Vessel revenue	$5,843	$85,578	$165,256	$265,020	$521,697	$1,050	$522,747
Vessel operating costs	(33)	(32,817)	(50,028)	(104,242)	(187,120)	—	(187,120)
Voyage expenses	(19)	(479)	(375)	(705)	(1,578)	—	(1,578)
Charterhire	(5,657)	(26,292)	(16,025)	(30,888)	(78,862)	—	(78,862)
Depreciation	—	(18,014)	(41,900)	(61,547)	(121,461)	—	(121,461)
General and administrative expenses	(7)	(1,410)	(1,983)	(4,485)	(7,885)	(47,014)	(54,899)
Loss on sales of vessels	—	—	—	(2,078)	(2,078)	—	(2,078)
Financial expenses	—	—	—	—	—	(104,048)	(104,048)
Unrealized gain on derivative financial instruments	—	—	1,371	—	1,371	—	1,371
Financial income	—	6	37	47	90	1,123	1,213
Other expenses, net	—	—	—	(9)	(9)	(179)	(188)
Segment income or loss	$127	$6,572	$56,353	$61,113	$124,165	$(149,068)	$(24,903)

For the year ended December 31, 2015

In thousands of U.S. dollars	LR1/Panamax	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$36,679	$142,429	$208,250	$368,203	$755,561	$150	$755,711
Vessel operating costs	(2,144)	(35,254)	(36,682)	(100,476)	(174,556)	—	(174,556)
Voyage expenses	(1,186)	(536)	(194)	(2,516)	(4,432)	—	(4,432)
Charterhire	(21,616)	(26,755)	(27,816)	(20,678)	(96,865)	—	(96,865)
Depreciation	—	(18,372)	(29,125)	(59,859)	(107,356)	—	(107,356)
General and administrative expenses	(96)	(1,390)	(1,456)	(4,329)	(7,271)	(58,560)	(65,831)
Gain / (loss) from sales of vessels	2,019	(2,054)	—	—	(35)	—	(35)
Write-off of vessel purchase options	—	—	—	(731)	(731)	—	(731)
Gain on sale of Dorian shares	—	—	—	—	—	1,179	1,179
Financial expenses	—	—	—	—	—	(89,596)	(89,596)
Realized gain on derivative financial instruments	—	—	—	—	—	55	55
Unrealized loss on derivative financial instruments	—	—	(1,255)	—	(1,255)	—	(1,255)
Financial income	—	7	12	27	46	99	145
Other expenses, net	1,397	—	—	(20)	1,377	(61)	1,316
Segment income or loss	$15,053	$58,075	$111,734	$179,621	$364,483	$(146,734)	$217,749

Disclosure of revenue from major customers
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2017, 2016 and 2015, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2017	2016	2015
MR	Scorpio MR Pool Limited (1)	$217,141	$248,974	$315,925
LR2	Scorpio LR2 Pool Limited (1)	136,514	156,503	208,132
Handymax	Scorpio Handymax Tanker Pool Limited (1)	78,510	73,683	138,736
Panamax	Scorpio Panamax Tanker Pool Limited (1)	1,515	5,843	34,613
		$433,680	$485,003	$697,406

(1)	These customers are related parties as described in Note 17.